Goodwill and Intangible Assets, net - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 112,299	$ 93,978
Accumulated Amortization	(56,289)	(43,043)
Net Carrying Value	56,010	50,935
Amortization expense	13,297	11,849	$ 12,363
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Amortization expense	9,000	9,465	10,678
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,820
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2,477	2,384	$ 1,685
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	10,048	9,480
Accumulated Amortization	(3,442)	(2,765)
Net Carrying Value	$ 6,606	$ 6,715
Estimated Useful Life (Years)	15 years	15 years
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 809
Accumulated Amortization	(139)
Net Carrying Value	$ 670
Estimated Useful Life (Years)	3 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 18,625	$ 6,003
Accumulated Amortization	(4,391)	(2,263)
Net Carrying Value	$ 14,234	$ 3,740
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	10 years	10 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 70,900	$ 70,900
Accumulated Amortization	(45,051)	(36,189)
Net Carrying Value	$ 25,849	$ 34,711
Estimated Useful Life (Years)	8 years	8 years
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 2,050	$ 1,423
Accumulated Amortization	(295)	(158)
Net Carrying Value	$ 1,755	$ 1,265
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	3 years	4 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	19 years	19 years
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 9,867	$ 6,172
Accumulated Amortization	(2,971)	(1,668)
Net Carrying Value	$ 6,896	$ 4,504
Capitalized software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	3 years	3 years
Capitalized software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years